222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO — NEW YORK — WASHINGTON, D.C. LONDON — SAN FRANCISCO — LOS ANGELES
JACOB C. TIEDT Attorney at Law +1 (312) 609-7697 jtiedt@vedderprice.com
May 19, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:       American Income Fund, Inc. (the “Registrant”);

             Commission File No. 811-05642

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders and a Special Meeting of Shareholders of the Registrant. The proposals with respect to the Special Meeting are part of four filings that are related to the integration of the First American Funds into the Nuveen Funds, each of which is being filed on or about May 16, 2014 or May 19, 2014. A summary of those filings is attached as Appendix A.

In addition, these Special Meeting proposals include proposals related to the change of control of Nuveen Investments, Inc., the parent company of the current sub-adviser to the Registrant. These proposals are substantially identical to proposals that will be included in proxy statements on Schedule 14A and registration statements on Form N-14 being filed for all funds in the Nuveen complex commencing on May 16, 2014. By separate correspondence, we have provided more detailed information regarding any variances among the change of control proposals contained in the proxy statements and registration statements set forth on Appendix A compared to the model language contained in the proxy statements for the Nuveen closed-end funds as filed by Skadden Arps, commencing on May 16, 2014.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours, /s/ Jacob C. Tiedt

JCT/jct

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

Appendix A

Filings Related to Adoption of First American Funds

Proxy Statement on Schedule 14A

American Income Fund, Inc. (MRF), CIK: 0000838131, 811-05642

Target Filing Date: 5/19/14

Registration Statements on Form N-14

1. Registrant: Nuveen Investment Quality Municipal Fund, Inc. (NQM), CIK: 0000862716, 811-06091

Target Filing Date: 5/19/14

2. Diversified Real Asset Income Fund (newly formed shell fund), CIK: 0001598085, 811-22936

Target Filing Date: 5/16/14

3. Nuveen Minnesota Municipal Income Fund (newly formed shell fund), CIK: 0001607997, 811-22967

Target Filing Date: 5/16/14